UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  53 Forest Avenue
          Third Floor
          Old Greenwich, Connecticut 06870

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 698-9400


Signature, Place and Date of Signing:

/s/ John Hock                       Old Greenwich, CT       February 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $145,090,752.30


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7           COLUMN 8
                                                                                                                  VOTING AUTHORITY
                             TITLE OF                    MKT           SHRS OR  SH/ PUT/ INVESTMT  OTHER
NAME OF ISSUER               CLASS            CUSIP      VALUE         PRN AMT  PRN CALL DISCRTN   MGRS       SOLE      SHARED  NONE
--------------               -----            -----      -----         -------  ----------------   ----       ----      ------  ----

ABITIBI-CONS INC             COM              003924107  1,691,672.33  207,800.00   SHS  SOLE      NONE     207,800.00
ALTRIA GROUP INC             COM              02209S103  3,731,452.25   68,300.00   SHS  SOLE      NONE      68,300.00
AMBAC FINL GROUP INC         COM              023139108  4,646,690.67   66,700.00   SHS  SOLE      NONE      66,700.00
AMERICAN EXPRESS CO          COM              025816109  2,469,630.46   51,000.00   SHS  SOLE      NONE      51,000.00
AMERICAN INTL GROUP          COM              026874107  1,543,286.33   23,191.00   SHS  SOLE      NONE      23,191.00
APACHE CORP                  COM              037411105  2,391,738.50   29,373.00   SHS  SOLE      NONE      29,373.00
ARCHER DANIELS MIDLAND CO    COM              039483102    704,160.49   46,080.00   SHS  SOLE      NONE      46,080.00
BANK MONTREAL QUE            COM              063671101  2,567,933.73   62,000.00   SHS  SOLE      NONE      62,000.00
BP PLC                       SPON ADR         055622104  6,812,539.99  137,500.00   SHS  SOLE      NONE     137,500.00
BRISTOL-MYERS SQUIBB CO      COM              110122108  3,402,510.95  118,500.00   SHS  SOLE      NONE     118,500.00
CATERPILLAR INC DEL          COM              149123101  1,383,679.00   16,600.00   SHS  SOLE      NONE      16,600.00
CENDANT CORP                 COM              151313103  3,554,958.22  159,000.00   SHS  SOLE      NONE     159,000.00
CHUBB CORP                   PFD              171232101  1,216,293.07   17,790.00   SHS  SOLE      NONE      17,790.00
CITIGROUP INC                COM              172967101  3,535,264.06   72,540.00   SHS  SOLE      NONE      72,540.00
COCA-COLA CO                 COM              191216100  1,100,612.22   21,600.00   SHS  SOLE      NONE      21,600.00
COORS (Adolph) Co.           CL B             217016104    844,887.05   15,000.00   SHS  SOLE      NONE      15,000.00
COSTCO WHOLESALE CORP NEW    COM              22160K105  3,243,946.60   86,900.00   SHS  SOLE      NONE      86,900.00
COX COMMUNICATIONS INC NEW   CL A             224044107    876,822.57   25,350.00   SHS  SOLE      NONE      25,350.00
EASTMAN CHEMICAL  CO         COM              277432100  1,456,590.29   36,700.00   SHS  SOLE      NONE      36,700.00
ELECTRICIDADE DE PORTUGA     SPON ADR         268353109    945,198.18   35,700.00   SHS  SOLE      NONE      35,700.00
FEDERAL NATL MTG ASSN        COM              313586109  1,205,793.88   16,000.00   SHS  SOLE      NONE      16,000.00
FURNITURE BRANDS INTL INC    COM              360921100  1,148,474.10   39,000.00   SHS  SOLE      NONE      39,000.00
GANNETT CO INC.              COM              364730101    707,199.08    7,900.00   SHS  SOLE      NONE       7,900.00
GENERAL ELEC CO              COM              369604103    902,036.15   29,000.00   SHS  SOLE      NONE      29,000.00
GENUINE PARTS CO             COM              372460105    500,004.46   15,000.00   SHS  SOLE      NONE      15,000.00
GRUPO TELEVISA DE CV         SP ADR REP ORD   40049J206    800,408.74   20,000.00   SHS  SOLE      NONE      20,000.00
HOME DEPOT INC               COM              437076102    445,410.60   12,500.00   SHS  SOLE      NONE      12,500.00
IMCLONE SYS INC              COM              45245W109  5,231,501.52  131,400.00   SHS  SOLE      NONE     131,400.00
INTERACTIVECORP              COM              45840Q101  1,202,549.88   35,300.00   SHS  SOLE      NONE      35,300.00
INTERPUBLIC GRP COS INC      COM              460690100    344,581.39   22,000.00   SHS  SOLE      NONE      22,000.00
JP MORGAN CHASE & CO.        COM              46625H100  4,414,055.56  119,700.00   SHS  SOLE      NONE     119,700.00
KOOKMIN BANK                 SPON ADR         50049M109  2,602,473.01   68,500.00   SHS  SOLE      NONE      68,500.00
KT CORP                      SPON ADR         48268K101  4,160,406.09  217,300.00   SHS  SOLE      NONE     217,300.00
KNIGHT RIDDER INC.           COM              499040103    536,001.77     6,900.00  SHS  SOLE      NONE       6,900.00
LIBERTY MEDIA CORP           COM SER A        530718105  5,982,326.67  501,164.00   SHS  SOLE      NONE     501,164.00
MCDONALDS CORP               COM              580135101  2,433,062.33   97,600.00   SHS  SOLE      NONE      97,600.00
MCKESSON CORP.               COM              58155Q103  2,992,907.90   92,700.00   SHS  SOLE      NONE      92,700.00
MERCK & CO INC               COM              589331107  1,716,280.37   37,000.00   SHS  SOLE      NONE      37,000.00
MICROSOFT CORP.              COM              594918104    241,825.45    8,800.00   SHS  SOLE      NONE       8,800.00
NABORS INDUSTRIES LTD.       COM              629568AF3  1,804,182.75   43,300.00   SHS  SOLE      NONE      43,300.00
NATIONWIDE FINL SVS INC      COM              638612101  1,659,653.36   50,000.00   SHS  SOLE      NONE      50,000.00
NCR CORP NEW                 COM              62886E108  2,239,979.82   57,500.00   SHS  SOLE      NONE      57,500.00
OUTBACK STEAKHOUSE INC       COM              689899102  1,176,280.57   26,500.00   SHS  SOLE      NONE      26,500.00
PAYCHEX INC                  COM              704326107    976,695.46   26,150.00   SHS  SOLE      NONE      26,150.00
PAYLESS SHOESOURCE INC       COM              704379106    494,899.86   36,800.00   SHS  SOLE      NONE      36,800.00
PROCTER & GAMBLE CO          COM              742718109  1,093,074.00   10,900.00   SHS  SOLE      NONE      10,900.00
PROTECTIVE LIFE CORP         COM              743674103  8,182,862.89  240,850.00   SHS  SOLE      NONE     240,850.00
RAYTHEON CO                  COM NEW          755111507  2,577,249.90   85,450.00   SHS  SOLE      NONE      85,450.00
READER'S DIGEST ASSN INC     COM              755267101    662,355.31   45,000.00   SHS  SOLE      NONE      45,000.00
REPUBLIC SERVICES INC        COM              760759100  2,434,006.30   94,600.00   SHS  SOLE      NONE      94,600.00
SPX CORP                     COM              784635104  3,235,523.06   54,800.00   SHS  SOLE      NONE      54,800.00
STORA ENSO CORP.             SPON ADR REP R   86210M106  1,070,105.92   78,600.00   SHS  SOLE      NONE      78,600.00
TALISMAN ENERGY INC          COM              87425E103  3,199,980.59   56,230.00   SHS  SOLE      NONE      56,230.00
TELEFONOS DE MEXICO SA       SPON ADR ORD L   879403780    888,766.96   26,800.00   SHS  SOLE      NONE      26,800.00
TORCHMARK CORP               COM              891027104  7,608,137.04  166,400.00   SHS  SOLE      NONE     166,400.00
TRAVELERS PPTY CAS CORP NEW  CL A             89420G109    690,041.53   40,958.00   SHS  SOLE      NONE      40,958.00
TYCO INTERNATIONAL LTD NEW   COM              902124106  4,799,596.67  180,400.00   SHS  SOLE      NONE     180,400.00
UNILEVER PLC                 SPON ADR NEW     904767704  2,567,091.17   68,000.00   SHS  SOLE      NONE      68,000.00
UNISYS CORP                  COM              909214108  2,459,956.90  165,000.00   SHS  SOLE      NONE     165,000.00
VERIZON COMMUNICATIONS       COM              92343V104  3,152,254.05   89,510.00   SHS  SOLE      NONE      89,510.00
WACHOVIA CORP 2ND NEW        COM              929903102  2,292,098.75   49,000.00   SHS  SOLE      NONE      49,000.00
WAL-MART STORES INC          COM              931142103    894,827.26   16,800.00   SHS  SOLE      NONE      16,800.00
WELLS FARGO & CO NEW         COM              949746101  1,241,667.70   21,000.00   SHS  SOLE      NONE      21,000.00
WRIGLEY WM JR CO             COM              982526105    773,176.57   13,700.00   SHS  SOLE      NONE      13,700.00



03716.0001 #464273